Equity-Based Compensation - Fair Value Assumptions for Stock Option at the Date of Grant (Details) - Stock Options	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated volatility	28.00%
Expected term (years)	10 years
Risk-free rate	1.70%
Expected dividend yield	0.00%